Interest and Finance Costs (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest and Finance costs [Abstract]
Interest incurred on long-term debt (Note 15)	$ 15,455	$ 14,924	$ 7,264
Interest incurred on short-term borrowings (Note 14)	6,917	13,340	14,045
Servicing fees on factoring (Note 4)	667	1,298	1,563
Amortization of financing fees (Note 11)	6,028	4,455	840
Amortization of convertible notes discount (Note 15)	4,082	2,297	419
Bank commissions, commitment fees and other charges	4,530	6,582	8,559
Interest on lease payments	0	6	83
Capitalized interest (Note 8)	(71)	(9,004)	(4,700)
Total	$ 37,608	$ 33,898	$ 28,073